Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Timing of Equity Awards

We generally grant stock options and restricted stock units to employees and directors on an annual basis and may also grant equity awards upon hire, promotion or for retention purposes. We do not grant stock appreciation rights. For options, the exercise price equals the closing market price of our common stock on the Nasdaq Capital Market on the grant date. The compensation committee does not take material non‑public information into account when determining the timing or terms of equity awards, and we do not time the disclosure of material non‑public information for the purpose of affecting the value of executive compensation. During the fiscal year ended December 31, 2024, we did not grant stock options to any named executive officer during any period beginning four business days before and ending one business day after the filing of any Form 10‑Q or Form 10‑K, or the filing or furnishing of a Form 8‑K that discloses material non‑public information.